Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 8 - LEASES:

The Group is a party to a rental contract in Israel that was signed in December 2022. The Group’s leases include the lease of offices for the Company’s headquarters in Tel Aviv for a period of 21 months, plus an option for two consecutive one year extensions. The lessor was bound by lease contract, made prior to the Company’s lease contract, that provides a first priority option to purchase to a third party on the same premises. The Company would have been able to exercise its options only if the third party would not exercise its option. The third party had until late 2024 to provide notice to the lessor of its decision whether to exercise the option. If the third party does not exercise its option, the Company would be able to exercise its option. In December 2024 the lessor informed the Company that the Company could exercise its option for an extension of two additional years until November 2026. Lease payments are linked to the consumer price index of Israel.

a.	Right-of-use assets:

	Cost					Accumulated depreciation					Net book value
	Balance at beginning of year	Additions during year	Derecognition during Year	Foreign currency translation reserve	Balance at end of year	Balance at beginning of year	Additions during year	Derecognition during Year	Foreign currency translation reserve	Balance at end of year	Balance at end of year
Composition in 2024:
Offices	163	197	(163)	5	202	73	95	(163)	2	7	195
	163	197	(163)	5	202	73	95	(163)	2	7	195
Composition in 2023:
Offices	166	-	-	(3)	163	-	72	-	1	73	90
	166	-	-	(3)	163	-	72	-	1	73	90
Composition in 2022:
Offices	328	166	(291)	(37)	166	227	93	(291)	(29)	-	166
	328	166	(291)	(37)	166	227	93	(291)	(29)	-	166

b.	Lease liabilities:

	Balance at beginning of year	Additions during year	Interest expense during year	Payments during year	Translation adjustment	Balance at end of year
	in USD thousands
Composition in 2024 -
Offices	87	197	3	(98)	5	194
Total	87	197	3	(98)	5	194
Composition in 2023 -
Offices	166	-	6	(81)	(4)	87
Total	166	-	6	(81)	(4)	87
Composition in 2022
Offices	127	166	3	(120)	(10)	166
Total	127	166	3	(120)	(10)	166

	As of December 31
	2024	2023
	in USD thousands
Composition of lease liabilities:
Current lease liabilities
Offices	98	87
	98	87
Non-current lease liabilities
Offices	96	-
	96	-
Total	194	87
b.	Additional disclosure:

1)	In December 2022 the Group signed a new lease contract that is affected by IFRS 16 until November 2024. See note 2r. In December 2024 the lessor agreed on additional extension for two additional years until November 2026.

2)	To secure the Group’s lease obligation on its offices, the Group has provided a bank guarantee in the amount of $33 for the benefit of the lessor.

3)	As of December 31, 2024, future lease payments under the leases were:

Total
Year:	in USD thousands

2025	109
2026	100
209

4)	In 2024 and in 2023, a short term lease with a lease term of fewer than 12 months without a purchase option was recognized as an expense in profit or loss at the amount of $2 and $3, respectively.